Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets and Financial Liabilities [Abstract]
Schedule of Financial Assets

The Group’s financial assets measured at amortised cost, with carrying amounts that are reasonable approximations of fair values.

	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Financial assets at FVTPL
Non-current	—	—
Equity investment at FVTPL	—	—
Total non-current financial assets at FVTPL	—	—
Total financial assets	—	—
Financial assets at amortised cost
Current
Trade receivables (Note 16)	12,000	22,844
Financial assets included in other receivables and other assets, net	11,213	7,231
Amounts due from related parties, net	29,746	303
Amounts due from shareholders, net	—	1,913
Cash and cash equivalents	2,568	7,574
Total current financial assets at amortised cost	55,527	39,865
Non-current
Financial assets included in other receivables and other assets	1,210	1,642
Investment in associates and joint ventures	—	2,370
Total non-current financial assets at amortised cost	1,210	4,012
Total financial assets at amortised cost	56,737	43,877
Total financial assets	56,737	43,877

Schedule of Financial Liabilities

Lease liabilities and other financial liabilities at amortised cost, with carrying amounts that are reasonable approximations of fair values

	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Current
Trade payables	52,700	34,818
Financial liabilities included in other payables and accruals	88,804	44,081
Amount due to related parties	-	531
Amount due to shareholders	1,016	12,566
Interest-bearing loans and borrowings	52,815	62,226
Lease liabilities	1,438	1,706
	196,773	155,928
Non-current
Interest-bearing loans and borrowings	1,214	3,000
Lease liabilities	3,194	2,487
	4,408	5,487
Total	201,181	161,415

Schedule of Valuation of Unlisted Equity Investment

The significant unobservable inputs used in the valuation of unlisted equity investment, together with a quantitative sensitivity analysis are shown below:

Valuation technique	Significant unobservable inputs	Inputs
Market approach	Discount for lack of marketability	29.0%(2022:33.0%)
	Discount rate	15.0%(2022:12.4%)

Schedule of Foreign Currency Risk	The Group’s exposure to foreign currency risk for all other currencies is not material.
For the year ended December 31, 2024	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	161
	-5%	(161)
HK$	+5%	—
	-5%	—

For the year ended December 31, 2023	Change in exchange rate	Effect on profit before tax
		RMB’000
US$	+5%	(823)
	-5%	823
HK$	+5%	—
	-5%	—

For the year ended December 31, 2022	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	(461)
	-5%	461
HK$	+5%	—
	-5%	—

Schedule of Credit Quality and the Maximum Exposure to Credit Risk
	12-month Expected Credit Losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified Approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	18,109	18,109
Financial assets included in other receivables and other assets—Normal*	17,575	—	—	—	17,575
Amounts due from related parties—Normal*	30,001	—	—	—	30,001
Amounts due from shareholders—Normal*	—	—	—	—	—
Cash and cash equivalents—not yet past due	2,568	—	—	—	2,568
	50,143	—	—	18,109	68,252
	12-month Expected Credit Losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	25,168	25,168
Financial assets included in other receivables and other assets—Normal*	8,873	—	—	—	8,873
Amounts due from related parties—Doubtful*	—	303	—	—	303
Amounts due from shareholders—Normal*	1,913	—	—	—	1,913
Cash and cash equivalents—not yet past due	7,574	—	—	—	7,574
	18,360	303	—	25,168	43,831

*	The credit quality of the financial assets included in prepayments, other receivables and other assets, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

	Not overdue	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2024
Expected credit loss rate	2.40%	43.78%	83.95%	87.88%	33.73%
Gross carrying amount (RMB’000)	11,154	583	357	6,015	18,109
Expected credit loss (RMB’000)	268	255	299	5,286	6,109

Subsequent to the year ended December 31, 2024, the Group has collected $600 of the trade receivables.

	Not overdue	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2023
Expected credit loss rate	4.61%	5.13%	40.63	86.53%	9.23%
Gross carrying amount (RMB’000)	23,276	312	288	1,292	25,168
Expected credit loss (RMB’000)	1,072	16	117	1,118	2,324

Schedule of Contractual Undiscounted Payments

The table below summarises the maturity profile of the Group’s financial liabilities as at the end of the reporting period based on the contractual undiscounted payments:

	On demand	Less than 1 year	>1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2024
Interest-bearing loans and borrowings	19,046	34,983	—	54,029
Lease liabilities	—	1,438	3,194	4,632
Trade payables	—	17,703	34,977	52,700
Due to shareholders	1,016	—	—	1,016
Other payables and accruals	—	47,133	41,671	88,804
As at December 31, 2023
Interest-bearing loans and borrowings	34,000	31,226	—	65,226
Lease liabilities	—	1,763	2,260	4,023
Trade payables	—	11,362	23,456	34,818
Due to a shareholder	12,566	—	—	12,566
Due to a related party	531	—	—	531
Other payables and accruals	—	73,900	13,959	87,859

Schedule of Expected Credit Losse
	12-month Expected Credit Losses		Lifetime Expected Credit losses
	Financial assets included in prepayments, other receivables and other asset	Due from related parties	Trade receivables	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2023	20	19	66,981	67,020
Increase in loss allowance arising from new financial assets recognised in the year	2,958	—	1,924	4,882
Decrease in loss allowance from derecognition of financial assets in the year	—	(16)	(66,581)	(66,597)
As at December 31, 2023	2,978	3	2,324	5,305
Increase in loss allowance arising from new financial assets recognised in the year	3,385	252	3,785	7,422
As at December 31, 2024	6,363	255	6,109	12,727

Schedule of Supplier Account

The Group’s top 1 supplier accounted for its purchase in 2022, 2023 and 2024, respectively.

	2024	2023	2022
Top 1 supplier
Supplier A	—	—	41%
Supplier B	48%	35%	—

The Group’s top 1 supplier accounted for its ending balances of prepayment in the years ended December 31, 2022, 2023 and 2024, respectively.

	December 31, 2024	December 31, 2023	December 31, 2022
Top 1 supplier
Supplier A	—	—	76.7%
Supplier B	96.5%	70.6%	—

Schedule of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities
	Interest- bearing			Due to
	loans and borrowings	Lease liabilities	Due to shareholders	related parties
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2022	47,539	3,279	325	—
Changes from financing activities	21,506	(1,309)	—	488
Changes from operating activities	—	(859)	—	—
Lease termination	—	(1,151)	—	—
Additions	—	8,578	—	—
Accretion of interest	—	235	—	—
As at December 31, 2022 and January 1, 2023	69,045	8,773	325	488
Changes from financing activities	(3,819)	(3,055)	12,240	—
Changes from operating activities	—	—	—	—
Lease termination	—	(6,734)	—	—
Additions	—	4,945	1	43
Accretion of interest	—	264	—	—
As at December 31, 2023 and January 1, 2024	65,226	4,193	12,566	531
Changes from financing activities	(11,197)	(1,075)	(1,860)	(531)
Changes from operating activities	—	—	(9,690)	—
Lease termination	—	(3,307)	—	—
Additions	—	4,715	—	—
Accretion of interest	—	106	—	—
As at December 31, 2024	54,029	4,632	1,016	—